SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other current liabilities:
Director fees	$ 48	$ 21
Trade payables	61	20
Accrued expenses and other	200	196
Other current liabilities	309	237
Financial expenses:
Loss from change in fair value of investment in BioCancell and sale of BioCancell shares			$ (36)
Other	(3)	(15)	(2)
Financial expenses	(3)	(15)	(38)
Financial income:
Income from the sale of Biocancell shares	35
Other	13	12	9
Financial income	48	12	9
Financial income (expenses), net	$ 45	$ (3)	$ (29)